Retirement Benefit Plans - Disclosure of Movements in Present Value of Defined Benefit Obligations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost paid by Santander UK plc	£ 36	£ 34	£ 41
Interest income	(10)	(24)	(7)
Past service cost	1	1	41
Remeasurement due to actuarial movements arising from:
- Changes in demographic assumptions	34	42	(56)
- Experience adjustments	(141)	(40)	15
- Changes in financial assumptions	1,940	1,394	(674)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(12,165)	(10,805)
Current service cost paid by Santander UK plc	(24)	(22)
Current service cost paid by other subsidiaries	(12)	(12)
Interest income	(253)	(308)
Employer salary sacrifice contributions	(2)	(8)
Past service cost	(1)	(1)
Remeasurement due to actuarial movements arising from:
- Changes in demographic assumptions	(34)	(42)
- Experience adjustments	141	40
- Changes in financial assumptions	(1,940)	(1,394)
Benefits paid	396	387
Ending balance	£ (13,894)	£ (12,165)	£ (10,805)